Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 45,974	$ 129,404
Marketable securities	54,800	0
Prepaid expenses and other assets	6,219	3,685
Research and development tax credit	6,284	1,753
Total current assets	113,277	134,842
Property and equipment, net	534	355
Other assets	632
Total assets	114,443	135,197
Current liabilities:
Accounts payable	4,424	3,196
Accrued expenses and other liabilities	10,339	6,189
Total current liabilities	14,763	9,385
Total liabilities	14,763	9,385
Commitments and contingencies (see Note 11)
Shareholders’ equity:
Ordinary shares, £0.01 nominal value	1	1
Additional paid-in capital	188,949	185,943
Accumulated other comprehensive income	1,226	1,890
Accumulated deficit	(90,496)	(62,022)
Total shareholders’ equity	99,680	125,812
Total liabilities and shareholders’ equity	$ 114,443	$ 135,197